Other Payables and Other Liabilities	12 Months Ended
Dec. 31, 2019
Other Payables And Other Liabilities [Abstract]
Other Payables and other liabilities
24	Other payables and other liabilities

	As at December 31,
	2018 RMB’million	2019 RMB’million
Included in non-current liabilities
Investment payables	169	-
Government grants	13	2
Deferred income	-	66
Contingent consideration, measured at fair value (note i)	32	-
	214	68
Included in current liabilities
Dividend payable	12	12
Accrued expenses (note ii)	1,467	2,105
Advances from customers	106	83
Investment payables	389	611
Other tax liabilities	103	140
Present value of liability of puttable shares	494	539
Deferred income	-	23
Other deposits	71	77
Others	69	80
Contingent consideration, measured at fair value (note i)	31	112
	2,742	3,782

Notes:

(i)

In October 2018, the Company acquired the entire equity interest of a music contents production company at a cash consideration comprising of a fixed amount and a variable amount, settlement in certain tranches. The variable amount is determined based on certain operating performance indicators of the acquiree and up to RMB400 million. As at December 31, 2018 and 2019, contingent consideration in relation to the arrangement was recognized at fair value as determined by management taking into account the estimation of the performance indicators.

(ii)	Accrued expenses mainly comprise of payroll and welfare, advertising and marketing, short-term lease rental and other operating expenses.